Financial instruments and risk management (Details 5) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	R$ 10,501	R$ 14,986	R$ 14,187	R$ 12,466
Derivatives - assets	85
Derivatives - liabilities	64
Counterparty Risk [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	10,501	14,986
Financial investments	1,365	1,832
Derivatives - assets	85	83
Derivatives - liabilities	64	205
(=) Total	R$ 12,015	R$ 17,106